Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
Schedule of basic and diluted net earnings per share
	Nine months ended September 30,
	2016	2015
	Unaudited
Numerator for basic and diluted net earnings per share:

Net income	$8	$2,660

Weighted average shares outstanding, net of treasury stock:

Denominator for basic net earnings per share	30,474,462	22,814,312
Effect of dilutive securities:
Employee stock options	1,265,447	1,920,207

Denominator for diluted net earnings per share	31,739,909	24,734,519

Basic net earnings per share	$0.00	$0.12

Diluted net earnings per share	$0.00	$0.11